U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1. Name and address of issuer

WisdomTree Trust
380 Madison Avenue, 21st Floor
New York, NY 10017

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

   WisdomTree Dreyfus Brazilian Real Fund
   WisdomTree Dreyfus Chinese Yuan Fund
   WisdomTree Dreyfus Commodity Currency Fund
   WisdomTree Dreyfus Emerging Currency Fund
   WisdomTree Dreyfus Indian Rupee Fund
   WisdomTree Dreyfus Japanese Yen Fund
   WisdomTree Dreyfus South African Rand Fund
   WisdomTree Asia Local Debt Fund
   WisdomTree Australia & New Zealand Debt Fund
   WisdomTree Emerging Markets Corporate Bond Fund
   WisdomTree Emerging Markets Local Debt Fund
   WisdomTree Euro Debt Fund
   WisdomTree Global Real Return Fund
   WisdomTree Managed Futures Strategy Fund


3. Investment Company Act File Number:  811-21864
 Securities Act File Number:  333-132380

4. (a) Last day of fiscal year for which this Form is filed:  8/31/12
   (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
       (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

   (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:
   (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 581,006,020

   (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $ 1,818,084,218
   (iii) Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $ 119,809,826

   (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
   $ 1,937,894,044
   (v) Net sales -- if item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]: $ 0
   (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5 (i)]:
   $ 1,356,888,024
   (vii) Multiplier for determining registration fee (See Instruction
   C.9): x  0.0001364
   (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due): = $ 0.00


6. Prepaid Shares
   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]: = $0.00.

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

 Method of Delivery:
   [   ] Wire Transfer
   [   ] Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By:	(Signature and Title)*
        /s/  Jonathan L. Steinberg
             Jonathan L. Steinberg
             President

 By:	(Signature and Title)*
        /s/  Amit Muni
             Amit Muni
             Treasurer


Date:  November 9, 2012

*Please print the name and title of the signing officer below the signature.